UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 12/31/2009
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
January 22, 2010

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     35
                                             --
Form 13F Information Table Value Total:    $1,990,737 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 12/31/2009
                                             Name of Reporting Stralen & Company

ITEM 1:                      ITEM 2:    ITEM 3:   ITEM 4:    ITEM 5:                  ITEM 6:           ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                       VOTING
                             TITLE                FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                              OF                  MARKET  SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER               CLASS     CUSIP NO.  VALUE   PRINCIPAL  PRN/CALL SOLE  DEFINED IN   OTHER  MANAGERS  SOLE  SHARED  NONE
                                                 ("000"                              Inst. V           Inst. V
                                                 omitted)
CISCO SYS INC COM        Common Stocks 17275R102  57,910   2,418,965          Sole                               2225965      193000
HEWLETT PACKARD CO COM   Common Stocks 428236103  60,214   1,168,968          Sole                               1071668       97300
INTEL CORP COM           Common Stocks 458140100  58,757   2,880,252          Sole                               2658352      221900
MICROSOFT CORP COM       Common Stocks 594918104  62,437   2,048,471          Sole                               1887421      161050
ABBOTT LABS COM          Common Stocks 002824100  56,434   1,045,268          Sole                                966668       78600
JOHNSON & JOHNSON        Common Stocks 478160104  50,689     786,967          Sole                                742367       44600
LILLY ELI & CO COM       Common Stocks 532457108  46,512   1,302,506          Sole                               1197706      104800
THERMO FISHER SCIENTIFIC Common Stocks 883556102   1,908      40,000          Sole                                 18300       21700
3M COMPANY               Common Stocks 88579Y101  23,499     284,250          Sole                                260650       23600
AUTOMATIC DATA
  PROCESSING INC         Common Stocks 053015103   1,987      46,400          Sole                                 14600       31800
AVON PRODS INC COM       Common Stocks 054303102  73,486   2,332,877          Sole                               2147877      185000
BERKSHIRE HATHAWAY
  INC DEL CL             Common Stocks 084670207     493         150          Sole                                   150
CATERPILLAR INC DEL COM  Common Stocks 149123101  85,746   1,504,573          Sole                               1379873      124700
DANAHER CORP DEL COM     Common Stocks 235851102  78,491   1,043,765          Sole                                960265       83500
EMERSON ELEC CO COM      Common Stocks 291011104  77,230   1,812,905          Sole                               1672305      140600
GENERAL ELECTRIC CO COM  Common Stocks 369604103  62,815   4,151,707          Sole                               3898107      253600
INTERNATIONAL BUSINESS
  MACHS C                Common Stocks 459200101  82,446     629,837          Sole                                579437       50400
L-3 COMMUNICATIONS
  HLDGS INC C            Common Stocks 502424104  71,456     821,800          Sole                                755500       66300
LOEWS CORP COM           Common Stocks 540424108  75,999   2,090,752          Sole                               1921052      169700
MCDONALDS CORP COM       Common Stocks 580135101  76,441   1,224,236          Sole                               1141336       82900
PARKER HANNIFIN CORP COM Common Stocks 701094104  79,816   1,481,373          Sole                               1362673      118700
PROCTER & GAMBLE CO COM  Common Stocks 742718109  47,075     776,425          Sole                                717975       58450
SCHLUMBERGER LTD.        Common Stocks 806857108  18,698     287,262          Sole                                264662       22600
UNITED TECHNOLOGIES      Common Stocks 913017109  48,534     699,240          Sole                                642140       57100
WAL MART STORES INC COM  Common Stocks 931142103     556      10,400          Sole                                 10400
CHEVRON CORP NEW COM     Common Stocks 166764100  85,930   1,116,120          Sole                               1031670       84450
DEVON ENERGY
  CORP NEW COM           Common Stocks 25179M103  83,551   1,136,754          Sole                               1044354       92400
KROGER CO COM            Common Stocks 501044101  82,095   3,998,800          Sole                               3695000      303800
XTO ENERGY INC COM       Common Stocks 98385X106  95,603   2,054,644          Sole                               1901444      153200
AT&T INC COM             Common Stocks 00206R102     443      15,796          Sole                                 15796
CONSOLIDATED EDISON
  INC COM                Common Stocks 209115104  87,849   1,933,716          Sole                               1778450      155266
DUKE ENERGY CORP COM     Common Stocks 26441C105  85,861   4,989,021          Sole                               4589821      399200
PFIZER INC COM           Common Stocks 717081103  86,218   4,739,856          Sole                               4469290      270566
SOUTHERN CO COM          Common Stocks 842587107  80,719   2,422,525          Sole                               2230925      191600
TECO ENERGY INC COM      Common Stocks 872375100   2,839     175,000          Sole                                 58000      117000

Total                                          1,990,737
